Property, Plant and Equipment, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation expense	¥ 55,124	¥ 42,470	¥ 15,427
Impairment charge	¥ 0	¥ 0	¥ 0